NOTE 16 - Financial Instruments and Risk Management: Schedule of Depreciation of the USD against the relevant currency (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Depreciation of the USD against the relevant currency
	As of December 31, 2025		As of December 31, 2024
Linked Currency	Net Assets	Net Impact	Net Assets	Net Impact
CAD	(123)	(6)	(716)	(36)
NIS	(12,449)	(622)	(15,037)	(752)